Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Loss and Weighted Average Number of Shares Used in Computing Basic and Diluted Net Loss Per Share
The net loss and the weighted average number of shares of common stock and pre-funded warrants used in computing basic and diluted net loss per share for the three and six months ended June 30, 2026 and 2025, are as follows (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Numerator:
Net loss	$(4,502)	$(1,891)	$(8,256)	$(3,600)
Denominator:
Weighted average number of shares of common stock and pre-funded warrants used in computing net loss per share, basic and diluted	6,789,165	347,000	5,592,596	346,482

Net loss per share, basic and diluted	$(0.66)	$(5.45)	$(1.48)	$(10.39)

The loss and the weighted average number of shares of common stock and pre-funded warrants used in computing basic and diluted net loss per share for the years ended December 31, 2025, 2024, and 2023, are as follows (in thousands, except share and per share data):

	Year ended December 31,
	2025	2024	2023
Numerator:
Net loss	$(5,995)	$(3,143)	$(17,054)
Denominator:
Weighted average number of shares of common stock and pre-funded warrants used in computing net loss per share, basic and diluted	1,122,495	341,708	233,670
Net loss per share, basic and diluted	$(5.34)	$(9.20)	$(72.98)

Potentially Dilutive Securities Excluded from Computation of Diluted Weighted Average Shares Outstanding
The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding as their effect would be anti-dilutive:

	Six Months Ended June 30,
	2026	2025
Options to purchase common stock	1,048,407	27,038
Restricted stock units, unvested portion	2,067	7,020
Restricted stock awards, unvested portion	13,067	20,906
Common warrants	50,402	50,402

Total potential common stock equivalents	1,113,943	105,366

The following potentially dilutive securities have been excluded from the computation of diluted weighted average shares outstanding as their effect would be anti-dilutive:

	Year ended December 31,
	2025	2024	2023
Options to purchase common stock	903,096	27,412	28,686
Restricted stock units	4,316	4,316	6,818
Restricted stock awards	15,683	20,906	—
Warrants	50,402	50,402	36,767
Total potential common stock equivalents	973,497	103,036	72,271